Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2019
Distribution Date	05/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$19,213,723.17	0.8903486	$9,533,293.64	0.4417652	$9,680,429.53
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$55,183,723.17	0.0472031	$45,503,293.64	0.0389226	$9,680,429.53

Weighted Avg. Coupon (WAC)	3.17%		3.20%
Weighted Avg. Remaining Maturity (WARM)	16.65		16.01
Pool Receivables Balance	$97,712,988.57		$87,814,201.62
Remaining Number of Receivables	21,202		20,168

Adjusted Pool Balance	$95,951,968.64		$86,271,539.11

III. COLLECTIONS

Principal:
Principal Collections	$9,746,088.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$141,832.84
Total Principal Collections	$9,887,921.43

Interest:
Interest Collections	$250,208.41
Late Fees & Other Charges	$27,532.46
Interest on Repurchase Principal	$-
Total Interest Collections	$277,740.87

Collection Account Interest	$16,421.84
Reserve Account Interest	$5,688.46
Servicer Advances	$-

Total Collections	$10,187,772.60

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2019
Distribution Date	05/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$10,187,772.60
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,187,772.60

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$81,427.49	$-	$81,427.49	81,427.49
Collection Account Interest					$16,421.84
Late Fees & Other Charges					$27,532.46
Total due to Servicer					$125,381.79

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	0.00

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,182.99		$32,182.99	32,182.99

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$9,961,265.32

7. Regular Principal Distribution Amount:					9,680,429.53

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$9,680,429.53	$9,680,429.53
Class C Notes Total:	$-	$-
Total Noteholders Principal	$9,680,429.53	$9,680,429.53

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			280,835.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,761,019.93
Beginning Period Amount	$1,761,019.93
Current Period Amortization	$218,357.42
Ending Period Required Amount	$1,542,662.51
Ending Period Amount	$1,542,662.51
Next Distribution Date Required Amount	$1,343,374.44

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2019
Distribution Date	05/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	42.49%	47.26%	47.26%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.37%	19,839	97.11%	$85,274,777.17
30 - 60 Days	1.27%	257	2.25%	$1,974,476.15
61 - 90 Days	0.34%	68	0.62%	$548,813.87
91-120 Days	0.02%	4	0.02%	$16,134.43
121 + Days	0.00%	0	0.00%	$-
Total		20,168		$87,814,201.62

Delinquent Receivables 30+ Days Past Due
Current Period	1.63%	329	2.89%	$2,539,424.45
1st Preceding Collection Period	1.61%	341	2.80%	$2,733,603.16
2nd Preceding Collection Period	1.61%	358	2.78%	$3,021,094.83
3rd Preceding Collection Period	1.88%	434	3.16%	$3,771,907.50
Four-Month Average	1.68%		2.91%

Repossession in Current Period		7		$53,191.18
Repossession Inventory		48		$48,003.09

Current Charge-Offs
Gross Principal of Charge-Offs				$152,698.36
Recoveries				$(141,832.84)
Net Loss				$10,865.52

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.13%

Average Pool Balance for Current Period				$92,763,595.09

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.14%
1st Preceding Collection Period				-0.50%
2nd Preceding Collection Period				-0.20%
3rd Preceding Collection Period				-0.33%
Four-Month Average				-0.22%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	15	2,865	$41,135,681.99
Recoveries	16	2,664	$(23,703,808.36)
Net Loss			$17,431,873.63
Cumulative Net Loss as a % of Initial Pool Balance			1.41%

Net Loss for Receivables that have experienced a Net Loss *	8	2,182	$17,523,199.57
Average Net Loss for Receivables that have experienced a Net Loss			$8,030.80

Principal Balance of Extensions			$370,077.67
Number of Extensions			39

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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